Vessel Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
The amounts reflected in “Vessel Operating expenses” in the accompanying unaudited interim consolidated statements of comprehensive (loss)/income are analyzed as follows:

	June 30,	June 30,
Vessel Operating Expenses	2024	2023
Crew & crew related costs	$2,958	$2,532
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,362	$1,482
Lubricants	332	$326
Insurances	439	$360
Annual taxes and registration fees	128	$111
Other	361	$225
Total Vessel operating expenses	$5,580	$5,036